CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Additional Information (Detail) PHP / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 24, 2014 USD ($)	Apr. 08, 2013 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 24, 2014 PHP / shares shares	Jun. 24, 2014 $ / shares shares	Apr. 11, 2014 shares	Mar. 31, 2014 shares	Mar. 13, 2014 shares	May 23, 2013 PHP / shares shares	May 23, 2013 $ / shares shares	Apr. 24, 2013 PHP / shares shares	Apr. 24, 2013 $ / shares shares	Apr. 08, 2013 PHP shares
Schedule of Equity Method Investments [Line Items]
Common stock value per share | $ / shares			$ 0.01	$ 0.01
Melco Crown Philippines Resorts Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary		2,846,595,000		2,846,595,000	485,177,000	485,177,000				36,024,600	36,024,600	981,183,700	981,183,700	2,846,595,000
Consideration value for subscribed shares		$ 69,592												PHP 2,846,595,000
Increase (decrease) in additional paid in capital resulting from subscription of common shares | $		$ 401
Common stock value per share | (per share)					PHP 11.30	$ 0.26				PHP 14	$ 0.34	PHP 14	$ 0.34
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP | $				$ 227,134
Additional Common Stock Shares Acquired							3,000		400
Number Of Common Stock Sold								200
Total transfer from (to) noncontrolling interests of Melco Crown Entertainment | $			$ 57,293	$ 227,535
Melco Crown Philippines Resorts Corporation [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary					485,177,000	485,177,000						981,183,700	981,183,700
Increase (decrease) in additional paid in capital resulting from subscription of common shares | $	$ 57,293
Common stock value per share | (per share)					PHP 11.30	$ 0.26						PHP 14	$ 0.34
Melco Crown Philippines Resorts Corporation [Member] | Over-Allotment Option [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary												117,075,000	117,075,000
Common stock value per share | (per share)												PHP 14	$ 0.34
Stabilizing Agent [Member]
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary										36,024,600	36,024,600
Common stock value per share | (per share)										PHP 14	$ 0.34